Trade and Other Receivables - Summary of Changes in Summary of Changes in Provision for Impairment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Trade receivables [member]
Disclosure of financial assets [line items]
Beginning balance	₩ 331,290	₩ 343,738
Provision	95,060	69,972
Write-off/reimbursement	(51,811)	(69,246)
Changes in consolidation scope		(310)
Others	5,087	(12,864)
Ending balance	379,626	331,290
Other receivables [member]
Disclosure of financial assets [line items]
Beginning balance	183,636	218,543
Provision	82,123	114,501
Reversal	(380)	(14,941)
Write-off/reimbursement	(65,921)	(129,108)
Changes in consolidation scope		(17)
Others	5,136	(5,342)
Ending balance	₩ 204,594	₩ 183,636